Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,605,343	¥ 4,609,702
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,033,684	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		669,675	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		364,009	342,056
Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		653,029	1,061,859
2021/2020		841,287	1,091,822
2020/2019		960,707	710,782
2019/2018		609,327	451,738
2018/2017		388,433	360,812
Prior		922,349	687,651
Total financing receivables		4,375,132	4,364,664
Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2022/2021		226,955	333,190
2021/2020		264,198	268,966
2020/2019		217,472	171,040
2019/2018		130,477	105,708
2018/2017		79,941	62,977
Prior		96,423	68,712
Total financing receivables		1,015,466	1,010,593
Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		107,485	184,342
2021/2020		152,961	165,580
2020/2019		143,172	121,072
2019/2018		99,576	84,928
2018/2017		66,401	57,393
Prior		93,168	67,040
Total financing receivables		662,763	680,355
Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		119,470	148,848
2021/2020		111,237	103,386
2020/2019		74,300	49,968
2019/2018		30,901	20,780
2018/2017		13,540	5,584
Prior		3,255	1,672
Total financing receivables		352,703	330,238
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		7,902	19,379
2021/2020		15,575	23,126
2020/2019		19,449	15,167
2019/2018		12,671	14,516
2018/2017		13,816	9,702
Prior		31,501	21,056
Total financing receivables		100,914	102,946
Non-Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2022/2021		886	1,366
2021/2020		1,568	3,057
2020/2019		3,528	3,441
2019/2018		2,806	3,151
2018/2017		2,504	2,980
Prior		6,926	4,930
Total financing receivables		18,218	18,925
Non-Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		28	151
2021/2020		443	776
2020/2019		962	1,194
2019/2018		1,037	1,512
2018/2017		1,415	1,261
Prior		3,027	2,213
Total financing receivables		6,912	7,107
Non-Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		858	1,215
2021/2020		1,125	2,281
2020/2019		2,566	2,247
2019/2018		1,769	1,639
2018/2017		1,089	1,719
Prior		3,899	2,717
Total financing receivables		11,306	11,818
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,345,092	2,311,624
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,107,741	2,070,921
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		58,358	52,156
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		168,093	371,914
2021/2020		327,780	443,079
2020/2019		428,311	332,461
2019/2018		322,084	220,035
2018/2017		207,577	223,814
Prior		675,265	498,350
Total financing receivables		2,129,110	2,089,653
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021		157,470	362,832
2021/2020		321,295	431,483
2020/2019		419,984	327,967
2019/2018		318,539	217,380
2018/2017		203,971	223,540
Prior		673,761	498,080
Total financing receivables		2,095,020	2,061,282
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021	[1]	10,623	9,082
2021/2020	[1]	6,485	11,596
2020/2019	[1]	8,327	4,494
2019/2018	[1]	3,545	2,655
2018/2017	[1]	3,606	274
Prior	[1]	1,504	270
Total financing receivables	[1]	34,090	28,371
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		6,354	11,041
2021/2020		8,392	7,854
2020/2019		8,073	5,132
2019/2018		5,324	3,176
2018/2017		2,963	2,612
Prior		5,883	3,609
Total financing receivables		36,989	33,424
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021		1	96
2021/2020		176	735
2020/2019		2,696	1,598
2019/2018		2,729	1,683
2018/2017		1,866	2,068
Prior		5,253	3,459
Total financing receivables		12,721	9,639
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021	[1]	6,353	10,945
2021/2020	[1]	8,216	7,119
2020/2019	[1]	5,377	3,534
2019/2018	[1]	2,595	1,493
2018/2017	[1]	1,097	544
Prior	[1]	630	150
Total financing receivables	[1]	24,268	23,785
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,226,567	1,268,560
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		66,201	47,956
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		91,581	113,129
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		288,970	279,046
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		114,069	133,802
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		169,871	200,033
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		495,875	494,594
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		244,783	341,346
2021/2020		245,189	378,732
2020/2019		314,568	207,214
2019/2018		156,733	124,889
2018/2017		99,529	71,400
Prior		124,014	97,113
Total financing receivables		1,184,816	1,220,694
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		18,708	6,637
2021/2020		6,680	24,428
2020/2019		24,336	5,283
2019/2018		5,282	2,802
2018/2017		2,777	0
Prior		8,418	8,806
Total financing receivables		66,201	47,956
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	1,349
2021/2020		2,847	52,413
2020/2019		49,365	28,291
2019/2018		21,306	15,817
2018/2017		9,829	5,178
Prior		6,904	8,764
Total financing receivables		90,251	111,812
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		70,363	103,982
2021/2020		69,028	62,274
2020/2019		50,431	35,065
2019/2018		30,885	28,743
2018/2017		26,230	25,487
Prior		39,535	21,753
Total financing receivables		286,472	277,304
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		17,884	42,980
2021/2020		30,945	55,678
2020/2019		45,578	10,695
2019/2018		3,573	4,992
2018/2017		5,048	1,976
Prior		912	2,976
Total financing receivables		103,940	119,297
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		45,096	78,281
2021/2020		43,786	41,166
2020/2019		31,435	30,116
2019/2018		17,625	12,746
2018/2017		8,346	11,798
Prior		18,527	18,664
Total financing receivables		164,815	192,771
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		92,732	108,117
2021/2020		91,903	142,773
2020/2019		113,423	97,764
2019/2018		78,062	59,789
2018/2017		47,299	26,961
Prior		49,718	36,150
Total financing receivables		473,137	471,554
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		662	6,972
2021/2020		5,615	12,215
2020/2019		7,074	6,594
2019/2018		4,541	7,266
2018/2017		6,873	4,110
Prior		16,986	10,709
Total financing receivables		41,751	47,866
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	58
2021/2020		58	0
2020/2019		0	0
2019/2018		0	0
2018/2017		0	0
Prior		1,272	1,259
Total financing receivables		1,330	1,317
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	70
2021/2020		50	252
2020/2019		1,027	192
2019/2018		179	0
2018/2017		0	690
Prior		1,242	538
Total financing receivables		2,498	1,742
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	3,049
2020/2019		469	2,057
2019/2018		682	4,946
2018/2017		4,980	1,056
Prior		3,998	3,397
Total financing receivables		10,129	14,505
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		655	1,210
2021/2020		580	3,865
2020/2019		2,401	205
2019/2018		184	878
2018/2017		443	82
Prior		793	1,022
Total financing receivables		5,056	7,262
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		7	5,634
2021/2020		4,927	5,049
2020/2019		3,177	4,140
2019/2018		3,496	1,442
2018/2017		1,450	2,282
Prior		9,681	4,493
Total financing receivables		22,738	23,040
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	527
2021/2020		518	0
2020/2019		26	0
2019/2018		0	168
2018/2017		207	119
Prior		10,242	9,714
Total financing receivables		10,993	10,528
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	0
2020/2019		0	0
2019/2018		0	15
2018/2017		0	0
Prior		1,706	1,808
Total financing receivables		1,706	1,823
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		13,198	14,882
2021/2020		3,602	1,045
2020/2019		330	67
2019/2018		33	938
2018/2017		1,179	2,502
Prior		16,405	13,762
Total financing receivables		34,747	33,196
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	0
2020/2019		774	0
2019/2018		0	908
2018/2017		1,476	0
Prior		0	0
Total financing receivables		¥ 2,250	¥ 908

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.